[The American Funds Group(r)]

The Tax-Exempt Fund of California

Semi-Annual Report
for the six months ended
February 28, 2001

[photograph of the Northern California coastline]


The Tax-Exempt Fund of California(r)

THE TAX-EXEMPT FUND OF CALIFORNIA(R) IS ONE OF THE 29 AMERICAN FUNDS, THE NATION'S THIRD-LARGEST MUTUAL FUND FAMILY. FOR SEVEN DECADES, CAPITAL RESEARCH AND MANAGEMENT COMPANY, THE AMERICAN FUNDS ADVISER, HAS INVESTED WITH A LONG-TERM FOCUS BASED ON THOROUGH RESEARCH AND ATTENTION TO RISK.

The Tax-Exempt Fund of California seeks a high level of current income free from federal and California income taxes, with the additional objective of preservation of capital.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2001 (the most recent calendar quarter):

                                                 10 YEARS       5 YEARS        1 YEAR


CLASS A SHARES
  reflecting 3.75% maximum sales charge
TOTAL RETURN                                     +89.21%        +29.90%        +5.76%
AVERAGE ANNUAL COMPOUND RETURN                   +6.58%         +5.37%         -

Results for other share classes can be found on page 21.

The fund's 30-day yield as of March 31, 2001, calculated in accordance with the Securities and Exchange Commission formula, was 4.16%. The fund's distribution rate as of that date was 4.40%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

Please see back cover for important information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Income may be subject to federal alternative minimum taxes. Also, distributions from gains on the sale of certain bonds purchased at less than par value and capital gain distributions, if any, are taxable.


FELLOW SHAREHOLDERS:

During the six months ended February 28 - the first half of our 2001 fiscal year - The Tax-Exempt Fund of California continued to produce a steady stream of income free of federal and state income taxes. We also saw a modest increase in share value. Additionally, a special taxable dividend of one cent a share was paid in November.

- Shareholders who reinvested dividends totaling 39 cents a share together with a capital gains distribution of five cents a share earned a total return of 4.19%, including an income return of 2.45% (4.90% annualized). The value of their holdings increased 1.38%. For the same period, the average California tax-exempt bond fund had a return of 4.35%, as measured by Lipper Inc. The unmanaged Lehman Brothers Municipal Bond Index, which tracks results in the national tax-exempt market but reflects no expenses, posted a six-month gain of 5.19%.

- Shareholders who took their dividends in cash but reinvested their capital gains distribution had an income return of 2.42% (4.84% annualized); this equals a taxable return of 4.36% (8.72% annualized) for those in the highest combined federal and California 45.2% tax bracket.

OUR RESULTS IN PERSPECTIVE

Looking back at the past 12 months, shareholders who reinvested all distributions had an income return of 5.10%, virtually all of which was tax-free; this is equivalent to a 9.22% taxable return for those in the top combined federal and California 45.2% tax bracket. The fund's total return for this period was 11.66%.

As these figures suggest, municipal bonds and fixed-income securities in general have done very well over the past year. Their performance stands in marked contrast to pronounced weakness in the stock market and serves as a reminder that bonds can provide good balance in a long-term investment program. At the same time, it should be noted that the returns earned over the past 12 months are historically on the high side.

[Begin Pull Quote]
"The portfolio remains well diversified with over 200 debt issues, the vast majority of which are investment grade."
[End Pull Quote]

When our fiscal year began in September, the technology-stock bubble was bursting and fears of an overheated economy were subsiding. By the time the period had ended, business activity had softened substantially. The trimming of inventories, a slowdown in technology spending and unusually bad weather were contributing factors. Responding to the changing situation, the Federal Reserve lowered the federal funds rate (the interest rate banks charge each other on overnight loans). Three reductions - two in January and one in March - totaled 150 basis points, from 6.5% to 5.0%. These cuts followed six increases totaling 175 basis points between June 1999 and May 2000.

THE CALIFORNIA PICTURE

Demand for California municipal bonds was exceptionally strong at the start of our fiscal year. As we normally do during periods like this, we took advantage of strength in the market to replace several of our holdings with newer bonds. Issues that were sold included pollution-control bonds backed by two of the state's electric utilities. We eliminated our relatively small positions in these securities at a modest net loss largely because we felt the bonds were selling at levels that did not fully take into account problems developing as a result of California's electricity deregulation program.

The power crisis and the troubles encountered by a number of California-based Internet companies combined to cool off the state's municipal market during the winter. Lately, the California tax-exempt market has slightly lagged the national market. A key issue we will be watching closely in the months ahead is the degree to which these developments may have a dampening effect on the state's overall economy.

A PRUDENT APPROACH

As we enter the second half of the fund's fiscal year, interest rates generally are lower than six months ago. It is apparent that an economic downturn is underway, but the signals are mixed as to how severe it could become or how long it might last.

The Tax-Exempt Fund of California is maintaining a prudent investment approach. The portfolio remains well diversified with over 200 debt issues, the vast majority of which are investment grade. During the six months, we lengthened maturities somewhat. On February 28, the average effective maturity for our portfolio was 11.5 years versus 10.9 years at the start of fiscal 2001. The average for all comparable funds tracked by Lipper was 12.5 years at the end of the period.

We continue to rely heavily on fundamental credit research of issuers in the municipal market to uncover good investment opportunities. This research includes on-site inspections and interviews with government officials, developers and project managers. The fund's adviser, Capital Research and Management Company, invests with a value-oriented, long-term perspective. We believe this is a sound strategy that can help your money continue to grow over time.

We look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.                   /s/ Abner D. Goldstine
Paul G. Haaga, Jr.                       Abner D. Goldstine
Chairman of the Board                    President

April 16, 2001




THE TAX-EXEMPT FUND OF CALIFORNIA
Investment Portfolio, February 28, 2001
                                                                                           (Unaudited)

                                                                               Principal        Market
                                                                                  Amount         Value
                                                                                    (000)         (000)
FIXED-INCOME SECURITIES - 93.44%
G.O. Bonds:
 5.375% 2014                                                                        1,200         1,279
 5.00% 2017                                                                         3,000         3,033
 AMBAC Insured, 4.75% 2028                                                          2,500         2,322
 FGIC Insured, 5.25% 2017                                                           1,000         1,037
G.O. Ref. Bonds:
 0% 2007                                                                            3,500         2,731
 5.25% 2009                                                                         3,000         3,258
 5.25% 2013                                                                         2,250         2,419
 5.25% 2017                                                                         1,000         1,031
 FGIC Insured, 4.75% 2016                                                           2,900         2,907
Educational Fac. Auth. Rev. Bonds:
 California Institute of Technology, Series 1998,                                   5,000         4,472
 4.50% 2027
 University of San Francisco, Series 1996, MBIA Insured,                            1,190         1,347
 5.70% 2011
 Stanford University, Series N, 5.20% 2027                                          3,000         3,019
Health Facs. Fncg. Auth., Hospital Rev. Bonds:
 Catholic Healthcare West, 1998 Series A:
  5.00% 2006                                                                        1,500         1,482
  5.00% 2007                                                                        1,000           981
  5.25% 2008                                                                        1,750         1,730
 Downey Community Hospital, Series 1993:
  5.20% 2003                                                                        1,000         1,008
  5.625% 2008                                                                       1,000         1,006
  5.75% 2015                                                                        3,995         3,851
 Little Co. of Mary Health Services, Series 1998,
 AMBAC Insured:
  5.00% 2010                                                                        2,170         2,326
  5.00% 2013                                                                        1,125         1,175
 Pacific Presbyterian Medical Center, 1985 Series B,                                3,570         3,723
 INDLC Insured, 6.75% 2015 (Preref. 2002)
Housing Fin. Agcy.:
 Single Family Mortgage Bonds:
  1995 Issue B-2 AMT, AMBAC Insured, 5.70% 2007                                     1,885         1,924
  1997 Series B-3 AMT, MBIA Insured, 5.10% 2012                                       770           785
 Single Family Mortgage Rev. Bonds:
  1997 Series C-1, Class 111, MBIA Insured, 5.05% 2011                              1,475         1,510
  1998 Series C-4, Class I, 4.90% 2004                                              2,205         2,301
Pollution Control Fncg. Auth.:
 Resource Recovery Rev. Bonds, Waste Management Inc.                                1,500         1,546
 Guarantee Bond, Series A AMT, 7.15% 2011
 Solid Waste Disposal Rev. Bonds:
  CanFibre of Riverside Project, Series 1997A AMT,                                  1,000           520
 9.00% 2019
  USA Waste Services, Inc. Project, Series 1998A AMT,                               2,000         1,904
 5.10% 2018 (Put 2008)
Public Works Board:
 Lease Rev. Bonds, Dept. of Corrections, Various
 State Prisons:
  Imperial County, 1991 Series A, AMBAC Insured,                                    1,000         1,184
 6.50% 2017
  Lassen County (Susanville), 1993 Series D, FSA                                    2,000         2,162
 Insured, 5.25% 2015
 Lease Rev. Ref. Bonds:
  Dept. of Corrections, 1998 Series C (State                                        2,000         2,166
 Prison-Monterey County), 5.25% 2007
  1998 Series A (Library and Courts Annex Building                                  1,500         1,660
 Complex), 5.50% 2010
  Various State Prisons, Series 1993A, AMBAC Insured,                               1,000         1,091
 5.25% 2013
Rural Home Mortgage Fin. Auth., Single Family Mortgage
 Rev. Bonds (Mortgage-Backed Securities Program):
  1995 Series B AMT, 7.75% 2026                                                     1,310         1,409
  1996 Series A AMT, 7.75% 2027 (1)                                                   765           844
Statewide Communities Dev. Auth.:
 Apartment Dev. Rev. Ref. Bonds (Irvine Apartment
 Communities, LP):
  Series 1998A-1 AMT, 5.05% 2025 (Put 2008)                                         5,300         5,331
  Series 1998A-3, 5.10% 2025 (Put 2010)                                             5,000         5,073
  Series 1998A-4, 5.25% 2025 (Put 2013)                                             3,000         3,011
 Hospital Rev. Cert. of  Part., Cedars-Sinai Medical                                5,900         6,676
 Center, Series 1992, 6.50% 2012
 Citrus Valley Health Partners, Inc., Cert. of Part.,                               1,000         1,099
 MBIA Insured, 5.50% 2011
 The Internext Group, Cert. of Part.:
  5.375% 2017                                                                       5,375         5,157
  5.375% 2030                                                                       2,000         1,840
 Special Facs. Rev. Bonds (United Air Lines, Inc. - San                             6,070         6,175
 Francisco International Airport Terminal Projects),
 2000 Series A AMT, 5.70% 2034
Veterans G.O. Bonds, Series BG, 4.95% 2010                                          1,000         1,059
Alameda Corridor Transportation Auth., Tax-Exempt Senior                            3,500         3,580
 Lien Rev. Bonds, Series 1999A, MBIA Insured, 5.125% 2018
Alta Loma School Dist. (San Bernardino County), G.O.                                2,500           850
 Bonds, 1999 Election, Series A, FGIC Insured, 0% 2021
Anaheim Public Fncg. Auth., Lease Rev. Bonds
 (Anaheim Public Improvement Project), Senior Lease Rev.
 Bonds, 1997 Series A, FSA Insured:
 1997 Series A, 6.00% 2024                                                          1,500         1,719
 1997 Series C, Capital Appreciation Bonds, 0% 2018                                 3,900         1,573
 1997 Series C, 0% 2022                                                             2,000           631
City of Antioch, Public Fncg. Auth., 1998 Reassessment                              1,350         1,420
 Rev. Bonds, Subordinated Series B, AMBAC Insured,
 5.70% 2010
Association of Bay Area Governments:
 Fin. Auth. for Nonprofit Corps.:
  Cert. of Part.:
   Episcopal Homes Foundation, Series 1997A, 5.25% 2007                             1,615         1,561
   Stanford University Hospital, Series 1993:
    5.75% 2005 (Escrowed to Maturity)                                               1,240         1,360
    5.50% 2013 (Preref. 2005)                                                       1,500         1,626
  Rev. Bonds (San Diego Hospital Association),
 Series 2001A:
   5.50% 2009                                                                       6,800         6,850
   6.125% 2020                                                                      2,000         2,017
 Fin. Auth., Taxable Rev. Ref. Cert. of Part. (American                             3,000         2,752
 Baptist Homes of the West Facs. Project), Series 1997B,
 6.20% 2027
 Ref. Rev. Cert. of Part.:
  American Baptist Homes Foundation, Series 1998A,                                  2,985         2,799
 6.10% 2017
  Episcopal Homes Foundation, Series 1998, 5.00% 2009                               4,600         4,661
Berkeley Unified School Dist., Alameda County,                                      1,540         1,554
 1992 G.O. Bonds, Series G, FGIC Insured, 5.00% 2018
Redev. Agcy. of the City of Burbank (Golden State Redev.
 Project), Tax Allocation Bonds, 1993 Series A:
 6.00% 2013                                                                         1,500         1,576
 6.00% 2023                                                                         1,000         1,036
 6.25% 2024                                                                         1,450         1,515
Cabrillo Community College Dist., Santa Cruz County,                                1,500           698
 Election of 1998 G.O. Bonds, Series B, FGIC Insured,
 0% 2016
Capistrano Unified School Dist.:
 Cert. of Part., Series 1997, 5.20% 2018                                              990           995
 Community Facs. Dist. No. 98-2 (Ladera), Series 1999                               1,750         1,732
 Special Tax Bonds, 5.75% 2029
City of Cathedral City, Community Facs. Dist. No. 2000-1,
 Special Tax Bonds:
 6.625% 2023                                                                          815           820
 6.70% 2030                                                                         3,750         3,774
Central California Joint Powers Health Fncg. Auth.,                                 2,000         2,064
 Cert. of Part. (Community Hospitals of Central California
 Project), Series 2000, 6.00% 2030
Central Valley Fncg. Auth., Cogeneration Project Rev.
 Bonds (Carson Ice-Gen Project), Series 1993:
 6.00% 2009                                                                         1,000         1,043
 6.10% 2013 (Preref. 2003)                                                          1,000         1,080
 6.20% 2020 (Preref. 2003)                                                          1,500         1,623
Central Valley School Districts Fncg. Auth., (School Dist.                          1,000         1,170
 G.O. Bond Ref. Program), 1998 Rev. Bonds, Series A,
 MBIA Insured, 6.25% 2011
City of Chino Hills, Community Facs. Dist.:
 No. 9 (Rincon Village Area), Special Tax Bonds,                                      930           954
 Series 1998, 6.45% 2023
 No. 10 (Fairfield Ranch), Special Tax Bonds, 6.95% 2030                            2,000         2,100
City of Commerce, Community Dev. Commission, Redev.                                 1,000         1,044
 Project No. 1, Subordinate Lien Tax Allocation Ref.
 Bonds, Series 1997 B, 5.50% 2008
County of Contra Costa Public Fncg. Auth., 1999 Tax                                 4,000         3,802
 Allocation Rev. Bonds (Pleasant Hill BART, North
 Richmond, Bay Point, Oakley and Rodeo Redev. Projects)
 5.25% 2028
City of Corona, Community Facs. Dist. No. 86-2 (Woodlake),                          2,000         2,003
 1999 Special Tax Ref. Bonds, AMBAC Insured, 5.125% 2019
Cucamonga County Water Dist., Cert. Of Part. (2000                                  1,000           977
 Water Shares Purchase), FGIC Insured, 5.00% 2029
County of El Dorado, Community Facs. Dist. No.                                        995         1,016
 1992-1al Tax Bonds, 6.125% 2016
 (El Dorado Hills Dev.), Series 1999 Speci
City of Folsom, Community Facs. Dist. No. 10, Special Tax
 Bonds, Series 1999:
 6.20% 2011                                                                         1,475         1,578
 7.00% 2024                                                                         1,000         1,075
City of Fontana, Community Facs. Dist. No. 12 (Sierra                               1,105         1,164
 Lakes), Special Tax Bonds, Series 1999, 6.50% 2015
Foothill-De Anza Community College Dist., Santa Clara                               5,555         2,121
 County, Election of 1999 G.O. Bonds, Series A,
 MBIA Insured, 0% 2019
Foothill/Eastern Transportation Corridor Agcy., Toll Road                           1,000         1,146
 Rev. Bonds, Series 1995A, 6.00% 2016 (Preref. 2010)
Golden West Schools Fncg. Auth., 1999 Rev. Bonds                                    2,750         1,125
 (School Dist. G.O. Bonds Ref. Program) Series A,
 MBIA Insured, 0% 2018
Imperial Irrigation Dist., 1998 Electric System Ref.                                2,000         2,015
 Rev. Bonds, MBIA Insured, 5.00% 2018
City of Irvine:
 Assessment Dist. No. 94-13 (Oak Creek), Limited                                    1,000         1,011
 Obligation Improvement Bonds, Group Two, 5.875% 2017
 Assessment Dist. No. 95-12 Limited Obligation Improvement                          1,000           950
 Bonds, Group Three, 5.50% 2021
City of Long Beach:
 Fncg. Auth. Rev. Bonds, Series 1992, AMBAC Insured,                                  750           864
 6.00% 2017
 Harbor Rev. Bonds:
  Series 1993 AMT, 5.125% 2018                                                      1,000           993
  Series 2000A AMT, FGIC Insured, 5.75% 2013                                        2,500         2,710
City of Los Angeles:
 Community Redev. Agcy., Central Business Dist. Redev.                              2,000         2,021
 Project, Tax Allocation Ref. Bonds, Series I, 5.00% 2001
 Harbor Dept. Rev. Bonds:
  Issue 1988, 7.60% 2018 (Escrowed to Maturity)                                     1,750         2,238
  Issue 1996 AMT, 5.50% 2007                                                        3,675         3,940
 Multi-family Housing Rev. Bonds (GNMA Collateralized -                             2,005         2,098
 Ridgecroft Apartments Project), Series 1997E AMT,
 6.125% 2027
 State Building Auth., Lease Rev. Bonds (Dept. of General                           1,000         1,058
 Services Lease), Series 1999A, 5.40% 2015
Dept. of Water and Power of the City of Los Angeles,                                1,000           985
 Water System Rev. Bonds, 2001 Series A, 5.125% 2032
County of Los Angeles, Capital Asset Leasing Corp.,
 Cert. of Part. (Marina del Rey), 1993 Series A:
 6.25% 2003                                                                         1,675         1,721
 6.50% 2008                                                                         6,000         6,345
Metropolitan Water Dist. of Southern California:
 Water Rev. Bonds, Series 1997A, 5.00% 2026                                         2,500         2,438
 Water Rev. Ref. Bonds, 2001 Series A:
  5.375% 2013                                                                       4,000         4,362
  5.00% 2029                                                                        5,250         5,099
Northern California Power Agcy., Geothermal Project
 Number 3 Special Rev. Bonds, 1993 Ref. Series A:
 5.60% 2006 (Escrowed to Maturity)                                                  1,000         1,096
 5.65% 2007 (Escrowed to Maturity)                                                  1,025         1,136
Oak Park Unified School Dist., Ventura County, G.O. Bonds,                          2,300         1,148
 Series 2000 Election of 1977, FSA Insured,  0% 2015
Port of Oakland, Rev. Bonds, 2000 Series K AMT, FGIC                                2,000         2,149
 Insured, 5.25% 2007
County of Orange:
 Aliso Viejo Special Tax Bonds of Community Facs. Dist.                             1,000         1,079
 No. 88-1, Series A of 1992, 7.35% 2018 (Preref. 2002)
 Community Facs. Dist. (Ladera Ranch):
  No. 99-1, Series A of 1999, Special Tax Bonds,                                    1,000         1,067
 6.70% 2029
  No. 2000-1, Series A of 2000, Special Tax Bonds:
   6.20% 2023                                                                       1,780         1,792
   6.25% 2030                                                                       1,800         1,811
 Limited Obligation Improvement Bonds, Irvine Coast                                   900           910
 Assessment Dist. No. 88-1, 1998 Series A, 5.25% 2009
 Local Transportation Auth., First Senior Fixed-Rate                                1,500         1,710
 Bonds, MBIA Insured, 6.00% 2009
 Recovery Cert. of Part., 1996 Series A, MBIA Insured,                              1,500         1,702
 6.00% 2008
South Orange County Public Fncg. Auth., Special Tax Rev.                            1,600         1,754
 Bonds, 1999 Series A, FSA Insured, 5.375% 2011
Orange County Water Dist., Rev. Cert. of Part.,                                     2,960         3,010
 Series 1999A, 5.25% 2022
City of Oxnard, Assessment Dist. No. 97-1-R
 (Pacific Commerce Center), Limited Obligation Ref. Bonds:
 5.60% 2005                                                                         2,795         2,885
 5.70% 2006                                                                         1,160         1,199
Pleasanton Joint Powers Fncg. Auth., Reassessment Rev.
 Bonds, 1993 Series A:
 5.70% 2001                                                                         3,665         3,707
 6.15% 2012                                                                         1,740         1,829
City of Poway, Community Facs. Dist. No. 88-1 (Parkway
 Business Centre), Special Tax Ref. Bonds, Series 1998:
 6.50% 2008                                                                         2,000         2,176
 6.50% 2009                                                                         1,320         1,444
 6.50% 2010                                                                         1,715         1,884
 6.75% 2015                                                                         2,050         2,219
Poway Unified School Dist., Community Facs. Dist. No. 1,                            1,000         1,074
 Series 1998 Special Tax Bonds, MBIA Insured, 5.00% 2010
Commonwealth of Puerto Rico:
 Children's Trust Fund, Tobacco Settlement Asset-Backed
 Bonds, Series 2000:
  5.75% 2009                                                                        2,000         2,124
  5.75% 2020                                                                        3,305         3,432
 Infrastructure Fncg. Auth., Special Obligation Bonds,                              2,500         2,601
 2000 Series A, 5.50% 2032
 Public Improvement Ref. Bonds, Series 1998B, MBIA                                  4,575         5,126
 Insured, 5.75% 2009
City of Riverside, Electric Ref./Rev. Bonds, Series 1998,                           1,500         1,516
 AMBAC Insured, 5.00% 2018
Riverside County Public Fncg. Auth., Cert. of Part.,                                  950           961
 Air Force Village West, Inc., 5.40% 2009
City of Roseville:
 Highland Reserve North Community Facs. Dist. No. 1,                                1,000         1,063
 Special Tax Bonds, Series 1999, 6.00% 2011
 North Roseville Community Facs. Dist. No. 1,                                       1,775         1,788
 Special Tax Bonds, Series 1998, 5.20% 2007
 Woodcreek West Community Facs. Dist. No. 1, Special
 Tax Bonds, Series 1999:
  6.50% 2015                                                                        1,000         1,063
  6.70% 2025                                                                        1,750         1,855
Sacramento Cogeneration Auth., Cogeneration Project Rev.
 Bonds (Procter & Gamble Project), 1995 Series:
 7.00% 2005                                                                         1,700         1,865
 6.375% 2010                                                                        1,600         1,724
 6.375% 2010 (Preref. 2005)                                                         1,085         1,228
 6.50% 2014 (Preref. 2005)                                                          1,000         1,137
 6.50% 2021 (Preref. 2005)                                                          4,000         4,549
Sacramento Municipal Utility Dist., Electric Rev. Bonds,                            2,500         2,799
 1997 Series K,  AMBAC Insured, 5.70% 2017
Sacramento Power Auth., Cogeneration Project Rev. Bonds,                            1,500         1,552
 1995 Series, 6.00% 2003
Sacramento County Airport System, Rev. Ref. Bonds,                                  3,000         2,939
 Series 1998B, FGIC Insured, 5.00% 2026
County of Sacramento:
 Laguna Creek Ranch/Elliott Ranch Community Facs. Dist.
 No. 1, Improvement Area No. 2 Special Tax Ref. Bonds
 (Elliott Ranch):
  6.00% 2012                                                                          880           934
  6.10% 2013                                                                          665           706
  6.30% 2021                                                                          500           518
 Single Family Mortgage Rev. Bonds (GNMA Mortgage-Backed                            1,500         2,205
 Securities Program), Issue A of 1987 AMT, 9.00% 2019
 (Escrowed to Maturity)
County of San Bernardino, Housing Auth.:
 Multifamily Housing Rev. Bonds (Fannie Mae Program -                                 945           977
 Villa Serena Project), Series 1985, 4.95% 2007
 Multifamily Housing Rev. Ref. Bonds (Equity Residential/                           1,000         1,011
Redlands Lawn & Tennis Apartments), Issue 1999A,
 5.20% 2029 (Put 2009)
County of San Diego:
 Cert. of Part., Sharp Healthcare Obligated Group,                                  2,000         2,013
 MBIA Insured, 5.00% 2018
 Reassessment Dist. No. 97-1 (4-S Ranch), Limited
 Obligation Improvement Bonds:
  5.90% 2007                                                                        1,435         1,485
  5.90% 2008                                                                        1,000         1,034
San Diego Unified School Dist.:
 1999 G.O. Bonds (Election of 1998, Series A), Capital                              3,000         1,312
 Appreciation Bonds, FGIC Insured, 0% 2017
 2000 G.O. Bonds (Election of 1998, Series B),                                      1,260           710
 MBIA Insured, 0% 2013
City and County of San Francisco:
 Airport Commission, San Francisco Intl. Airport,
 Second Series Rev. Bonds:
  Issue 22 Bonds AMT, AMBAC Insured, 5.00% 2019                                     6,000         5,891
  Issue 26A Bonds AMT, FGIC Insured:
   5.00% 2010                                                                       1,915         2,010
   5.00% 2011                                                                       2,030         2,125
   5.00% 2017                                                                       2,000         1,990
   5.25% 2026                                                                       2,000         2,001
   5.25% 2030                                                                       2,000         1,998
 Redev. Agcy., Residential Fac. Rev. Bonds (Coventry                                5,000         4,709
 Park Project), Series 1996A AMT, 8.50% 2026
County of San Joaquin, Cert. of Part. (1993 General                                 1,000         1,097
 Hospital Project), 6.625% 2020 (Preref. 2003)
San Joaquin Hills Transportation Corridor Agcy.:
 Senior Lien Toll Road Rev. Bonds (Orange County)
 (Escrowed to Maturity):
  0% 2014                                                                           4,000         2,190
  0% 2019                                                                           4,150         1,651
  0% 2023                                                                          14,900         4,718
 Junior Lien Toll Road Rev. Bonds (Orange County)                                   1,500           980
 (Escrowed to Maturity), 0% 2011
 Toll Road Ref. Rev. Capital Appreciation Bonds,                                    3,765         1,378
 Series 1997A, MBIA Insured, 0% 2020
City of San Jose, Redev. Agcy., Multi-family Housing
 Rev. Bonds (GNMA Collateralized - The Miraido Village),
 Series 1997A AMT:
 5.30% 2012                                                                           895           908
 5.65% 2022                                                                         1,490         1,526
San Marcos Public Facs. Auth.:
 1989 Public Facs. Rev. Bonds (Community Facs. Dist.                                4,015         1,532
 No. 88-1) (Escrowed to Maturity), 0% 2019
 Ref. Rev. Bonds, Community Facs. Dist. No. 88-1,
 Series 1998:
  5.50% 2010                                                                        4,295         4,409
  5.80% 2027                                                                        1,000           970
San Mateo County Transit Dist., Limited Tax Bonds,                                  2,500         2,742
 1997 Series A, MBIA Insured, 5.50% 2017
Santa Ana Fncg. Auth., Police Administration and Holding                            1,000         1,179
 Fac. Lease Rev. Bonds, MBIA Insured, Series 1994A,
 6.25% 2019
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Fac.                          2,200         2,799
 Replacement Project), 1994 Series A, AMBAC Insured,
 7.75% 2009
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds, 1997
 Series A (Community Correctional Fac. Acquisition
 Project):
 5.50% 2006                                                                         1,535         1,610
 5.95% 2011                                                                         1,700         1,849
Southern California Home Fncg. Auth., Single Family                                   755           772
 Mortgage Rev. Bonds (GNMA and FNMA Mortgage-Backed
 Securities Program), 1992 Series A AMT, 6.75% 2022
South Placer Wastewater Auth., Wastewater Rev. Bonds,
 Series A, FGIC Insured:
 5.00% 2018                                                                         2,105         2,130
 5.00% 2019                                                                         2,510         2,519
 5.25% 2023                                                                         2,000         2,037
South Tahoe Joint Powers Fncg. Auth.:
 Ref. Rev. Bonds (South Tahoe Redev. Project Area No. 1),                           3,250         3,341
 1995 Series B, 6.25% 2020
 Subordinate Bond Anticipation Notes (South Tahoe
 Redev. Project Area No. 1):
  Series 1999A, 7.30% 2007                                                          4,500         4,537
  Series 1999B, 7.30% 2007                                                          1,000         1,008
City of Stockton, Mello-Roos Rev. Bonds, Community Facs.
 Dist. No. 90-2B (Brookside Estates), Series 1997A:
 5.95% 2010                                                                         1,000         1,051
 6.20% 2015                                                                         1,750         1,816
Community Facs. Dist. No. 88-12 of the City of Temecula                               745           752
 (Ynez Corridor), Special Tax Ref. Bonds, 1998 Series A,
 5.25% 2008
Community Facs. Dist. No. 97-1 of the Tustin Unified                                3,000         3,069
 School Dist., Series 2000, Special Tax Bonds,
 6.375% 2035
Regents of the University of California, Rev. Bonds                                 1,000           990
 (Multiple Purpose Projects), Series K, 5.00% 2021
Virgin Islands Public Fin. Auth., Rev. and Ref. Bonds
 (Matching Fund Loan Notes):
 Sr. Lien:
  Series 1998 A:
   5.20% 2009                                                                         500           508
   5.20% 2010                                                                       1,000         1,011
   5.30% 2011                                                                       2,000         2,026
  Series 1998 C:
   5.50% 2005                                                                       2,500         2,580
   5.50% 2008                                                                       1,000         1,039
 Jr. Lien, Series 1998 D:
  5.50% 2003                                                                        1,895         1,911
  6.00% 2004                                                                        1,000         1,025
  6.00% 2006                                                                        2,220         2,287
Washington Township Health Care Dist., Rev. Bonds,
 Series 1999:
 5.00% 2010                                                                         1,210         1,254
 5.00% 2013                                                                         1,100         1,113
 5.00% 2018                                                                         2,750         2,643
City of West Sacramento, Limited Obligation Ref.                                      500           511
 Improvement Bonds, Reassessment Dist. of 1998, 5.20% 2008
West Sacramento Fncg. Auth., Special Tax Rev. Bonds,
 Series F:
 5.75% 2011                                                                         1,540         1,583
 5.85% 2013                                                                         1,725         1,767
 6.10% 2029                                                                         1,500         1,507
Yorba Linda Public Fncg. Auth., Rev. Bonds (Black Gold                              5,500         5,531
 Golf Course Project), Series 2000, 7.50% 2030
                                                                                                413,184



SHORT-TERM SECURITIES - 5.15%
G.O. Bonds, 4.25% 12/1/2001                                                         1,000         1,010
G.O. Bonds, TECP, 2.70% 4/2/2001                                                    3,000         3,000
County of Contra Costa, Variable Rate Demand Multifamily                            1,400         1,400
 Mortgage Rev. Bonds (El Cerrito Royale), 1987 Issue A
 AMT, 2.65% 2017 (1)
Community Dev. Commission of the City of Escondido,                                 1,200         1,200
 Variable Rate Demand Cert. of Part. (The Escondido
 Promenade Project), AMT, 2.15% 2016 (1)
Irvine Ranch Water Dist.:
 Consolidated Series 1989, G.O. of Improvement Dist.                                1,100         1,100
 Nos. 186, 188, 140 and 240 1.65% 2015 (1)
 Consolidated Series 1993, G.O. of Improvement Dist.                                1,750         1,750
 Nos. 140, 240,105 and 250 1.50% 2033 (1)
 Consolidated Ref. Series 1993A, G.O. of Improvement Dist.                          1,370         1,370
 Nos. 103, 105, 109, 121, 140, 161, 3(203), 221, 250, 261
 and 290, 1.65% 2009 (1)
County of Los Angeles, Tax and Rev. Anticipation Notes,                             2,700         2,718
 2000-2001 Series A , 5.00% 6/29/2001
County of Sacramento, 2000 Tax and Rev. Anticipation                                3,500         3,546
 Notes, 5.25% 10/4/2001
City of San Bernardino, SCH Health Care System Rev.                                 1,000         1,033
 Bonds, (Sisters of Charity for the Incarnate Word
 Houston, Texas) Series 1991A, 7.00% 2021
 (Preref. 7/1/2001)
County of San Diego, Variable Rate Demand Multifamily                                 100           100
 Housing Rev. Ref. Bonds (Country Hills Apartments
 Phase II), Series 1994 A, 1.85% 2013 (1)
School Cash Reserve Program Auth., 2000 Pool Bonds,                                 2,500         2,519
 Series A, AMBAC Insured, 5.25% 7/3/2001
County of Ventura, 2000 Tax and Rev. Anticipation Notes,                            2,000         2,014
 5.00% 7/3/2001

                                                                                                 22,760

TOTAL INVESTMENT SECURITIES (cost: $418,629,000)                                                435,944
Excess of cash and receivables over payables                                                      6,229

NET ASSETS                                                                                     $442,173

1 Coupon rate may change periodically; the date of the
 next scheduled coupon rate change is
considered to be the maturity date.

See Notes to Financial Statements

Key to Abbreviations
Agcy. - Agency
AMT - Alternative Minimum Tax
Auth. - Authority
Cert. of Part. - Certificates of Participation
Dept. - Department
Dev. - Development
Dist. - District
Econ. - Economic
Fac. - Facility
Facs. - Facilities
Fin. - Finance
Fncg. - Financing
G.O. - General Obligation
Preref. - Prerefunded
Redev. - Redevelopment
Ref. - Refunding
Rev. - Revenue

THE TAX-EXEMPT FUND OF CALIFORNIA
Financial Statements

Statement of Assets and Liabilities                                                           (Unaudited)
at February 28, 2001                                                          (dollars in  thousands)

Assets:
 Investment securities at market
  (cost: $418,629)                                                                               $435,944
 Cash                                                                                                  40
 Receivables for -
  Sales of investments                                                             $9,310
  Sales of fund's shares                                                            2,846
  Accrued interest                                                                  6,525
  Other                                                                                 3          18,684
                                                                                                  454,668
Liabilities:
 Payables for -
  Purchases of investments                                                         10,523
  Repurchases of fund's shares                                                        830
  Dividends on fund's shares                                                          743
  Management services                                                                 132
  Other expenses                                                                      267          12,495
Net Assets at February 28, 2001 -
  Unlimited shares authorized                                                                    $442,173

 Class A shares:
  Net assets                                                                                     $439,737
  Shares outstanding                                                                           27,105,203
  Net asset value per share                                                                        $16.22
 Class B shares:
  Net assets                                                                                       $2,436
  Shares outstanding                                                                              150,151
  Net asset value per share                                                                        $16.22

See Notes to Financial Statements

Statement of Operations                                                                       (Unaudited)
for the six months ended February 28, 2001                                    (dollars in  thousands)

Investment Income:
 Income:
  Interest                                                                                        $11,061

 Expenses:
  Management services fee                                                            $790
  Distribution expenses - Class A                                                     511
  Distribution expenses - Class B                                                       8
  Transfer agent fee - Class A                                                         44
  Transfer agent fee - Class B
  Reports to shareholders                                                              21
  Registration statement and prospectus                                                 6
  Postage, stationery and supplies                                                      6
  Trustees' fees                                                                       13
  Auditing and legal fees                                                              37
  Custodian fee                                                                         4           1,440

  Net investment income                                                                             9,621

Realized Gain and Unrealized
 Appreciation on Investments:
  Net realized gain                                                                                 1,593
  Net unrealized appreciation on investments                                                        5,885
   Net realized gain and unrealized
   appreciation on investments                                                                      7,478

Net Increase in Net Assets Resulting
 from Operations                                                                                  $17,099

See Notes to Financial Statements



Statement of Changes in Net Assets                                            (dollars in  thousands)

                                                                         Six months ended      Year ended
                                                                             February 28,      August 31,
                                                                                    2001*             2000
Operations:
 Net investment income                                                             $9,621         $17,699
 Net realized gain on investments                                                   1,593           1,655
 Net unrealized appreciation
  on investments                                                                    5,885           6,031
 Net increase in net assets
  resulting from operations                                                        17,099          25,385
Dividends and Distributions Paid to
 Shareholders:
 Dividends from net investment income:
  Class A                                                                          (9,920)        (17,704)
  Class B                                                                             (32)             (7)
 Distributions from net realized gains
  on investments:
  Class A                                                                          (1,351)           (725)
  Class B                                                                              (5)              0
  Total Dividends and Distributions                                               (11,308)        (18,436)

Capital Share Transactions:
 Proceeds from shares sold                                                         58,031          99,470
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain on investments                                 6,585          10,248
 Cost of shares repurchased                                                       (23,170)       (100,734)
 Net increase in net assets resulting from                                         41,446           8,984
  capital share transactions
Total Increase in Net Assets                                                       47,237          15,933

Net Assets:
Beginning of period                                                               394,936         379,003
End of period (including
 undistributed net investment
 income: $0 and $38,
 respectively)                                                                   $442,173        $394,936

*Unaudited

See Notes to Financial Statements

Notes to Financial Statements               (Unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The American Funds Tax-Exempt Series II is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, The Tax-Exempt Fund of California (the "fund"). The fund seeks a high level of current income exempt from regular federal and California income taxes, with the additional objective of preservation of capital. The fund offers Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 3.75%. Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares after eight years. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class. In addition, on March 15, 2001 (after the date of the financial statements), the fund began offering Class C and Class F shares.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the fixed-income securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Interest income is recognized on an accrual basis. Premiums and original issue discounts on securities are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.

On September 1, 2001, the fund will begin amortizing discounts daily over the expected life of fixed-income securities to conform with a recent change in generally accepted accounting principles for mutual funds. Adopting this change will not impact the fund's net asset value and will result in changes to the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. These adjustments will be based on the fixed-income securities held by the fund on September 1, 2001. Because the fund determines its required distributions under Federal income tax laws, adoption of this principle will not affect the amount of distributions paid to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between Class A and Class B based on their relative net asset values. Distribution expenses, certain transfer agent fees and any other applicable class-specific expenses are accrued daily and charged to the respective share class.

FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

As of February 28, 2001, net unrealized appreciation on investments for book and federal income tax purposes aggregated $17,315,000; $19,492,000 related to appreciated securities and $2,177,000 related to depreciated securities. During the six months ended February 28, 2001, the fund realized, on a tax basis, a net capital gain of $1,505,000 on securities transactions. An additional $88,000 was reclassified from capital gains to ordinary income for federal income tax purposes. The cost of portfolio securities for book and federal income tax purposes was $418,629,000 at February 28, 2001.

FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $790,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million; and 3.00% of the fund's monthly gross investment income.

DISTRIBUTION EXPENSES - American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $89,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares during the six months ended February 28, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expense are approved in advance by the fund's Board of Trustees. The plans provide for aggregate annual expense limits of 0.25% of net assets for Class A shares, and 1.00% of net assets for Class B shares.

For Class A shares, approved categories of expense include dealer service fees of up to 0.25% of net assets. Also included are reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. These reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the fund's overall 0.25% annual expense limit is not exceeded. For the six months ended February 28, 2001, aggregate distribution expenses were limited to $511,000, or 0.25% of net assets attributable to Class A shares. As of February 28, 2001, unreimbursed expenses which remain subject to reimbursement totaled $32,000.

For Class B shares, approved categories of expense include fees of 0.75% per annum payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. Also included are service fees of 0.25% per annum. These fees are paid to AFD to compensate AFD for paying service fees to qualified dealers. For the six months ended February 28, 2001, aggregate distribution expenses were $8,000, or 1.00% of net assets attributable to Class B shares.

As of February 28, 2001, accrued and unpaid distribution expenses payable to AFD for Class A and Class B shares were $165,000 and $2,000, respectively.

TRANSFER AGENT FEE - A fee of $44,000 was incurred during the six months ended February 28, 2001 pursuant to an agreement with American Funds Service Company
(AFS), the transfer agent for the fund.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of February 28, 2001, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Trustees, were $33,000.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Trustees are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES - The fund made purchases and sales of investment securities, excluding short-term securities, of $97,165,000 and $51,100,000, respectively, during the six months ended February 28, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. During the six months ended February 28, 2001, the custodian fee of $4,000 was paid by these credits rather than in cash.

As of February 28, 2001, net assets consisted of the following:


                                                                      (dollars in thousands)
Capital paid in on shares of beneficial interest                                    $423,289
Accumulated net realized gain                                                          1,569
Net unrealized appreciation                                                           17,315
Net assets                                                                          $442,173

Capital share transactions in the fund were as follows:

                                                                Six months ended     Six months ended
                                                                    February 28,         February 28,
                                                                             2001                 2001
                                                                    Amount (000)               Shares
Class A Shares:
  Sold                                                                   $56,441            3,506,290
  Reinvestment of dividends and distributions                              6,560              409,255
  Repurchased                                                            (23,027)          (1,429,120)
   Net increase in Class A                                                39,974            2,486,425
Class B Shares:*
  Sold                                                                   $ 1,590               98,488
  Reinvestment of dividends and distributions                                 25                1,575
  Repurchased                                                               (143)              (9,025)
   Net increase in Class B                                                 1,472               91,038
Total net increase in fund                                               $41,446            2,577,463




                                                                      Year ended           Year ended
                                                                      August 31,           August 31,
                                                                             2000                 2000
                                                                    Amount (000)               Shares
Class A Shares:
  Sold                                                            $       98,529            6,365,894
  Reinvestment of dividends and distributions                             10,243              661,691
  Repurchased                                                           (100,710)          (6,520,421)
   Net increase in Class A                                                 8,062              507,164
Class B Shares:*
  Sold                                                                       941               60,296
  Reinvestment of dividends and distributions                                  5                  327
  Repurchased                                                                (24)              (1,510)
   Net increase in Class B                                                   922               59,113
Total net increase in fund                                        $        8,984              566,277


* Class B shares were not offered before March 15, 2000.

PER-SHARE DATA AND RATIOS (1)
                                                                                   Net
                                        Net asset                        gains/(losses)
                                            value,             Net        on securities   Total from
                                         beginning       investment      (both realized    investment
Period ended                             of period           income     and unrealized)    operations
Class A:
 02/28/2001                                 $16.00          $.37(2)             $.29(2)         $ .66
2000                                          15.72          .74(2)              .31(2)          1.05
1999                                          16.60              .74               (.65)           .09
1998                                          16.22              .79                 .47         1.26
1997                                          15.78              .83                 .53         1.36
1996                                          15.74              .84                 .04           .88
Class B:
 02/28/2001                                   16.00          .31(2)              .29(2)            .60
2000 (4)                                      15.38          .24(2)              .67(2)            .91




                                         Dividends
                                        (from net     Distributions
                                        investment    (from capital               Total
Period ended                               income)           gains)       distributions
Class A:
 02/28/2001                                  $(.39)           $(.05)              $(.44)
2000                                          (.74)            (.03)               (.77)
1999                                          (.74)            (.23)               (.97)
1998                                          (.80)            (.08)               (.88)
1997                                          (.83)            (.09)               (.92)
1996                                          (.84)                                (.84)
Class B:
 02/28/2001                                   (.33)            (.05)               (.38)
2000 (4)                                      (.29)                                (.29)







                                        Net asset                           Net assets,
                                        value, end           Total        end of period
Period ended                             of period           return       (in millions)
Class A:
 02/28/2001                                  $16.22            4.19%               $440
2000                                          16.00             6.99                 394
1999                                          15.72              .47                 379
1998                                          16.60             7.98                 358
1997                                          16.22             8.80                 289
1996                                          15.78             5.65                 253
Class B:
 02/28/2001                                   16.22             3.82                   2
2000 (4)                                      16.00             5.99                   1







                                        Ratio of          Ratio of
                                        expenses         net income           Portfolio
                                       to average        to average            turnover
Period ended                           net assets        net assets                rate
Class A:
 02/28/2001                              .69%(3)           4.65%(3)               13.43%
2000                                       .72                  4.78               41.68
1999                                       .70                  4.55               22.68
1998                                       .71                  4.83               27.78
1997                                       .72                  5.15               15.68
1996                                       .73                  5.25               27.60
Class B:
 02/28/2001                              1.45(3)            3.90(3)                13.43
2000 (4)                                 1.44(3)            3.81(3)            41.68(5)


(1) The periods 1996 through 2000 represent fiscal years ended August 31. The periods ended February 28, 2001 represent the six-month periods ended February 28, 2001 (unaudited). Total returns for the six-month periods are based on activity during the period and thus are not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.
(2) Based on average shares outstanding.
(3) Annualized.
(4) Class B shares were not offered before March 15, 2000. The period 2000 represents the 169-day fiscal year ended August 31, 2000.
(5) Represents portfolio turnover rate (equivalent for all share classes) for the year ended August 31, 2000.

Share Results: Class B, Class C and Class F

Returns for periods ended March 31, 2001 (the most recent calendar quarter):

                                                     LIFETIME*      1 YEAR
CLASS B SHARES

Reflecting applicable contingent deferred
sales charge (CDSC), maximum of 5%, payable
only if shares are sold
Total Return                                            +6.46%       +4.16%
Average annual compound return                          +6.18%          -

Not reflecting CDSC
Total return                                            +10.46%      +9.16%
Average annual compound return                          +10.00%         -

CLASS C AND CLASS F SHARES
Results for these shares are not shown because of the brief time between their introduction on March 15, 2001, and the end of the period.

*From March 15, 2000, when B shares first became available.



[The American Funds Group(r)]

OFFICES OF THE FUND AND OF THE
INVESTMENT ADVISER, CAPITAL RESEARCH
and Management Company
333 South Hope Street
Los Angeles, California 90071-1443
135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205
P.O. Box 659522
San Antonio, Texas 78265-9522
P.O. Box 6007
Indianapolis, Indiana 46206-6007
P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

There are several ways to invest in The Tax-Exempt Fund of California. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares are about 0.75% higher than for Class A shares over the first eight years of ownership, after which Class B shares convert to Class A shares. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares are subject to annual expenses about 0.82% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, have higher expenses (about 0.06% a year) than do Class A shares, and an annual asset-based fee charged by the sponsoring firm. Because expenses are first deducted from income, dividends for each class will vary.

For information about your account or any of the fund's services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll free, at 800/421-0180 or visit us at www.americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS OF THE TAX-EXEMPT FUND OF CALIFORNIA, BUT IT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS, WHICH GIVES DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUND. IF USED AS SALES MATERIAL AFTER JUNE 30, 2001, THIS REPORT MUST BE ACCOMPANIED BY AN AMERICAN FUNDS GROUP STATISTICAL UPDATE FOR THE MOST RECENTLY COMPLETED CALENDAR QUARTER.

Printed on recycled paper
Litho in USA KK/INS/5021
Lit. No. TEFCA-013-0401